Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Disclosure of reconciliation of property, plant and equipment	The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of March 31,
2025 and 2026:

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
GROSS VALUES

AS OF JANUARY 1, 2025	2,818	513		698		4,029		2,526
Acquisition	—	—		25		25		—
Disposal	—	(29)		(5)		(34)		—
Effect of the change in foreign currency exchange rates	(4)	—		(16)		(20)		(21)
AS OF MARCH 31, 2025	2,814	484	—	702	0	4,000	0	2,505

AS OF DECEMBER 31, 2025	3,204	463		607		4,274		2,865
Acquisition	—	11		44		55		—
Effect of the change in foreign currency exchange rates	8	—		3		11		8
AS OF MARCH 31, 2026	3,212	474		654		4,340		2,874

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
DEPRECIATION
AS OF JANUARY 1, 2025	(613)	—	(419)	(332)	(1,363)	(575)
Increase	(224)		(8)	(34)	(266)	(194)
Disposal	—		29	5	34	—
Effect of the change in foreign currency exchange rates	1		—	5	6	2
AS OF MARCH 31, 2025	(836)		(398)	(356)	(1,590)	(767)

AS OF DECEMBER 31, 2025	(1,498)		(404)	(281)	(2,184)	(1,302)
Increase	(314)		(8)	(48)	(369)	(280)
Effect of the change in foreign currency exchange rates	(6)		—	1	(4)	(6)
AS OF MARCH 31, 2026	(1,818)		(412)	(328)	(2,558)	(1,587)

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
NET BOOK VALUES
AS OF MARCH 31, 2025	2,205	94	366	2,666	1,950
AS OF DECEMBER 31, 2025	1,706	59	325	2,090	1,563
AS OF MARCH 31, 2026	1,395	62	326	1,783	1,286